Interest-bearing loans and borrowings - Transaction and other financial costs (Details) - USD ($)		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 06, 2022	Dec. 16, 2016
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs		$ 16,500,000
Notional amount		93,607,000	$ 536,532,000
Other financial charges		13,500,000	5,900,000
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional amount		377,000,000.0		$ 377,000,000	$ 377,000,000
$307 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount				307,000,000
$70.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional amount				70,000,000
Upsize term loan facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 70,000,000
Global Refinancing facility
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs	$ 13,800,000
Notional amount	1,290,000,000
Sale and leaseback agreement | Suedmax Cypress
Disclosure of detailed information about borrowings [line items]
Amortization of financing costs	$ 700,000
Other financial liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense		134,600,000	85,400,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Interest expense		$ 600,000	$ 1,200,000